Distribution Date:	07/17/25	Wells Fargo Commercial Mortgage Trust 2016-C34
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C34

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	19	Representations Reviewer

Historical Detail	20		Attention: WFCM 2016-C34 Transaction Manager		notices@pentalphasurveillance.com

Delinquency Loan Detail	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;

Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27-29		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30	Controlling Class	Prime Finance CMBS B-Piece Holdco I, L.P.
		Representative
Supplemental Notes	31
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000DBA8	1.423000%	33,179,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000DBB6	2.603000%	100,629,000.00	8,781,096.63	0.00	19,047.66	0.00	0.00	19,047.66	8,781,096.63	38.37%	30.00%
A-3	95000DBC4	2.834000%	115,000,000.00	115,000,000.00	0.00	271,591.67	0.00	0.00	271,591.67	115,000,000.00	38.37%	30.00%
A-4	95000DBD2	3.096000%	172,158,000.00	172,158,000.00	0.00	444,167.64	0.00	0.00	444,167.64	172,158,000.00	38.37%	30.00%
A-SB	95000DBE0	2.911000%	45,985,000.00	4,514,482.80	904,903.51	10,951.38	0.00	0.00	915,854.89	3,609,579.29	38.37%	30.00%
A-3FX	95000DAJ0	2.834000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	95000DAG6	5.468180%	25,000,000.00	25,000,000.00	0.00	113,920.42	0.00	0.00	113,920.42	25,000,000.00	38.37%	30.00%
A-S	95000DBF7	3.484000%	35,139,000.00	35,139,000.00	0.00	102,020.23	0.00	0.00	102,020.23	35,139,000.00	31.70%	25.00%
B	95000DBJ9	4.089000%	36,018,000.00	36,018,000.00	0.00	122,731.33	0.00	0.00	122,731.33	36,018,000.00	24.86%	19.88%
C	95000DBK6	5.050776%	36,896,000.00	36,896,000.00	0.00	155,294.52	0.00	0.00	155,294.52	36,896,000.00	17.85%	14.63%
D	95000DAL5	5.050776%	41,289,000.00	41,289,000.00	0.00	48,003.43	0.00	0.00	48,003.43	41,289,000.00	10.01%	8.75%
E	95000DAN1	3.000000%	20,205,000.00	20,205,000.00	0.00	0.00	0.00	0.00	0.00	20,205,000.00	6.18%	5.88%
F	95000DAQ4	3.000000%	7,907,000.00	7,907,000.00	0.00	0.00	0.00	0.00	0.00	7,907,000.00	4.67%	4.75%
G*	95000DAS0	3.000000%	12,298,000.00	12,298,000.00	0.00	0.00	0.00	0.00	0.00	12,298,000.00	2.34%	3.00%
H	95000DAU5	3.000000%	21,084,500.00	12,295,179.63	0.00	0.00	0.00	(23,607.47)	0.00	12,318,787.10	0.00%	0.00%
R	95000DAY7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			702,787,501.01	527,500,759.06	904,903.51	1,287,728.28	0.00	(23,607.47)	2,192,631.79	526,619,463.02

X-A	95000DBG5	2.033009%	527,090,000.00	360,592,579.43	0.00	610,906.69	0.00	0.00	610,906.69	359,687,675.92
X-B	95000DBH3	0.961776%	36,018,000.00	36,018,000.00	0.00	28,867.70	0.00	0.00	28,867.70	36,018,000.00
X-E	95000DAA9	2.050776%	20,205,000.00	20,205,000.00	0.00	34,529.94	0.00	0.00	34,529.94	20,205,000.00
X-FG	95000DAC5	2.050776%	20,205,000.00	20,205,000.00	0.00	34,529.94	0.00	0.00	34,529.94	20,205,000.00
X-H	95000DAE1	2.050776%	21,084,500.00	12,295,179.63	0.00	21,012.22	0.00	0.00	21,012.22	12,318,787.10
Notional SubTotal			624,602,500.00	449,315,759.06	0.00	729,846.49	0.00	0.00	729,846.49	448,434,463.02

Deal Distribution Total					904,903.51	2,017,574.77	0.00	(23,607.47)	2,922,478.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000DBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000DBB6	87.26208777	0.00000000	0.18928599	0.00000000	0.00000000	0.00000000	0.00000000	0.18928599	87.26208777
A-3	95000DBC4	1,000.00000000	0.00000000	2.36166670	0.00000000	0.00000000	0.00000000	0.00000000	2.36166670	1,000.00000000
A-4	95000DBD2	1,000.00000000	0.00000000	2.58000000	0.00000000	0.00000000	0.00000000	0.00000000	2.58000000	1,000.00000000
A-SB	95000DBE0	98.17294335	19.67823225	0.23815114	0.00000000	0.00000000	0.00000000	0.00000000	19.91638339	78.49471110
A-3FX	95000DAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	95000DAG6	1,000.00000000	0.00000000	4.55681680	0.00000000	0.00000000	0.00000000	0.00000000	4.55681680	1,000.00000000
A-S	95000DBF7	1,000.00000000	0.00000000	2.90333333	0.00000000	0.00000000	0.00000000	0.00000000	2.90333333	1,000.00000000
B	95000DBJ9	1,000.00000000	0.00000000	3.40749986	0.00000000	0.00000000	0.00000000	0.00000000	3.40749986	1,000.00000000
C	95000DBK6	1,000.00000000	0.00000000	4.20897984	0.00000000	0.00000000	0.00000000	0.00000000	4.20897984	1,000.00000000
D	95000DAL5	1,000.00000000	0.00000000	1.16262031	3.04635956	3.04635956	0.00000000	0.00000000	1.16262031	1,000.00000000
E	95000DAN1	1,000.00000000	0.00000000	0.00000000	2.50000000	2.50000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	95000DAQ4	1,000.00000000	0.00000000	0.00000000	2.50000000	2.50000000	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000DAS0	1,000.00000000	0.00000000	0.00000000	2.50000000	2.50000000	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000DAU5	583.13830681	0.00000000	0.00000000	1.45784581	104.72998079	0.00000000	(1.11965994)	0.00000000	584.25796675
R	95000DAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000DBG5	684.11956104	0.00000000	1.15901780	0.00000000	0.00000000	0.00000000	0.00000000	1.15901780	682.40276977
X-B	95000DBH3	1,000.00000000	0.00000000	0.80147982	0.00000000	0.00000000	0.00000000	0.00000000	0.80147982	1,000.00000000
X-E	95000DAA9	1,000.00000000	0.00000000	1.70897996	0.00000000	0.00000000	0.00000000	0.00000000	1.70897996	1,000.00000000
X-FG	95000DAC5	1,000.00000000	0.00000000	1.70897996	0.00000000	0.00000000	0.00000000	0.00000000	1.70897996	1,000.00000000
X-H	95000DAE1	583.13830681	0.00000000	0.99657189	0.00000000	0.00000000	0.00000000	0.00000000	0.99657189	584.25796675

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	06/01/25 - 06/30/25	30	0.00	19,047.66	0.00	19,047.66	0.00	0.00	0.00	19,047.66	0.00
A-3	06/01/25 - 06/30/25	30	0.00	271,591.67	0.00	271,591.67	0.00	0.00	0.00	271,591.67	0.00
A-4	06/01/25 - 06/30/25	30	0.00	444,167.64	0.00	444,167.64	0.00	0.00	0.00	444,167.64	0.00
A-SB	06/01/25 - 06/30/25	30	0.00	10,951.38	0.00	10,951.38	0.00	0.00	0.00	10,951.38	0.00
X-A	06/01/25 - 06/30/25	30	0.00	610,906.69	0.00	610,906.69	0.00	0.00	0.00	610,906.69	0.00
X-B	06/01/25 - 06/30/25	30	0.00	28,867.70	0.00	28,867.70	0.00	0.00	0.00	28,867.70	0.00
X-E	06/01/25 - 06/30/25	30	0.00	34,529.94	0.00	34,529.94	0.00	0.00	0.00	34,529.94	0.00
X-FG	06/01/25 - 06/30/25	30	0.00	34,529.94	0.00	34,529.94	0.00	0.00	0.00	34,529.94	0.00
X-H	06/01/25 - 06/30/25	30	0.00	21,012.22	0.00	21,012.22	0.00	0.00	0.00	21,012.22	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	06/17/25 - 07/16/25	30	0.00	113,920.42	0.00	113,920.42	0.00	0.00	0.00	113,920.42	0.00
A-S	06/01/25 - 06/30/25	30	0.00	102,020.23	0.00	102,020.23	0.00	0.00	0.00	102,020.23	0.00
B	06/01/25 - 06/30/25	30	0.00	122,731.33	0.00	122,731.33	0.00	0.00	0.00	122,731.33	0.00
C	06/01/25 - 06/30/25	30	0.00	155,294.52	0.00	155,294.52	0.00	0.00	0.00	155,294.52	0.00
D	06/01/25 - 06/30/25	30	0.00	173,784.57	0.00	173,784.57	125,781.14	0.00	0.00	48,003.43	125,781.14
E	06/01/25 - 06/30/25	30	0.00	50,512.50	0.00	50,512.50	50,512.50	0.00	0.00	0.00	50,512.50
F	06/01/25 - 06/30/25	30	0.00	19,767.50	0.00	19,767.50	19,767.50	0.00	0.00	0.00	19,767.50
G	06/01/25 - 06/30/25	30	0.00	30,745.00	0.00	30,745.00	30,745.00	0.00	0.00	0.00	30,745.00
H	06/01/25 - 06/30/25	30	2,172,011.30	30,737.95	0.00	30,737.95	30,737.95	0.00	0.00	0.00	2,208,179.28
Totals			2,172,011.30	2,275,118.86	0.00	2,275,118.86	257,544.09	0.00	0.00	2,017,574.77	2,434,985.42

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	Additional Information
Total Available Distribution Amount (1)	2,922,478.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,229,787.87	Master Servicing Fee	3,775.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,570.42
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	219.79
ARD Interest	0.00	Operating Advisor Fee	1,420.58
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	351.67
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,229,787.87	Total Fees	9,547.72

Principal		Expenses/Reimbursements
Scheduled Principal	881,296.04	Reimbursement for Interest on Advances	237,090.93
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,109.16
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	23,607.47	Special Servicing Fees (Work Out)	344.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	904,903.51	Total Expenses/Reimbursements	257,544.09

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,017,574.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	904,903.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	54,878.75	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	54,878.75	Total Payments to Certificateholders and Others	2,922,478.28
Total Funds Collected	3,189,570.13	Total Funds Distributed	3,189,570.09

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	527,500,759.06	527,500,759.06	Beginning Certificate Balance	527,500,759.06
(-) Scheduled Principal Collections	881,296.04	881,296.04	(-) Principal Distributions	904,903.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(23,607.47)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(23,607.47)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(23,607.47)	(23,607.47)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	526,619,463.02	526,619,463.02	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	529,026,144.95	529,026,144.95	Ending Certificate Balance	526,619,463.02
Ending Actual Collateral Balance	528,214,739.57	528,214,739.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.05%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	66,929,054.44	12.71%	8	5.0322	NAP	Defeased	15	66,929,054.44	12.71%	8	5.0322	NAP
2,000,000 or less	9	12,662,277.62	2.40%	8	5.2060	2.573200	1.30 or less	18	202,808,884.31	38.51%	8	4.9869	0.977293
2,000,001 to 3,000,000	8	20,395,265.32	3.87%	8	5.2337	1.286834	1.31 to 1.40	2	16,331,661.59	3.10%	9	4.6140	1.337098
3,000,001 to 4,000,000	3	10,853,965.46	2.06%	9	5.4209	1.712533	1.41 to 1.50	1	20,353,505.83	3.86%	10	5.3000	1.419100
4,000,001 to 5,000,000	3	14,240,213.74	2.70%	9	5.7575	1.554526	1.51 to 1.75	8	128,336,895.08	24.37%	(19)	5.1083	1.644997
5,000,001 to 6,000,000	1	5,535,956.79	1.05%	10	5.4500	0.732600	1.76 to 2.00	3	18,604,479.38	3.53%	8	5.3063	1.846811
6,000,001 to 7,000,000	1	6,073,971.94	1.15%	8	5.0950	2.766600	2.01 to 2.50	5	32,879,412.77	6.24%	6	5.0712	2.209082
7,000,001 to 9,000,000	4	32,512,632.05	6.17%	7	5.0637	1.728129	2.51 or greater	8	40,375,569.62	7.67%	9	5.4201	2.909198
9,000,001 to 10,000,000	1	9,896,225.46	1.88%	5	4.9100	2.205400	Totals	60	526,619,463.02	100.00%	1	5.0725	1.479820
10,000,001 to 15,000,000	5	56,089,022.59	10.65%	8	5.0424	1.592492
15,000,001 to 20,000,000	4	62,678,023.00	11.90%	8	4.8348	1.004052
20,000,001 to 30,000,000	3	73,396,724.31	13.94%	9	5.2675	1.970577
30,000,001 to 50,000,000	1	37,278,843.92	7.08%	6	4.7900	0.426900
50,000,001 or greater	2	118,077,286.38	22.42%	(22)	5.0443	1.467394
Totals	60	526,619,463.02	100.00%	1	5.0725	1.479820
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	19	66,929,054.44	12.71%	8	5.0322	NAP
							Defeased	19	66,929,054.44	12.71%	8	5.0322	NAP
Alabama	1	1,259,479.76	0.24%	8	5.2600	1.398100
							Industrial	2	5,565,216.39	1.06%	0	5.1142	1.271989
Alaska	1	4,658,363.48	0.88%	10	5.0950	1.192600
							Lodging	5	96,148,543.41	18.26%	8	5.2150	1.411705
Arizona	2	31,398,095.74	5.96%	9	4.6900	0.968284
							Mixed Use	3	32,472,890.88	6.17%	8	4.9068	1.122762
California	7	76,144,839.21	14.46%	8	5.0564	2.091475
							Mobile Home Park	1	11,264,421.09	2.14%	7	4.8300	1.600100
Colorado	2	9,030,982.24	1.71%	8	5.0083	1.527241
							Multi-Family	4	23,471,903.78	4.46%	6	5.1207	2.120581
Florida	4	24,374,665.53	4.63%	0	5.4868	1.962141
							Office	13	59,917,689.52	11.38%	(49)	5.2089	1.705968
Georgia	2	4,789,252.79	0.91%	7	5.0185	1.444657
							Retail	27	208,369,449.67	39.57%	8	5.0154	1.389800
Maine	1	2,855,842.31	0.54%	9	4.9000	1.107500
							Self Storage	6	22,480,293.86	4.27%	7	5.0495	2.028961
Maryland	2	58,750,000.00	11.16%	7	4.8740	1.252900
							Totals	80	526,619,463.02	100.00%	1	5.0725	1.479820
Michigan	5	40,436,095.42	7.68%	9	5.1374	1.525411

New Jersey	11	46,488,155.53	8.83%	(50)	5.2130	1.679800

New York	2	30,090,244.31	5.71%	(9)	5.2718	1.503458

Ohio	3	17,684,371.21	3.36%	10	5.3965	1.561635

Pennsylvania	2	45,744,507.44	8.69%	6	4.8761	0.781649

Texas	10	35,107,895.94	6.67%	7	5.1981	1.552362

Virginia	4	17,208,155.20	3.27%	9	5.0513	1.621339

Washington, DC	2	13,669,462.49	2.60%	9	5.2600	0.835700

Totals	80	526,619,463.02	100.00%	1	5.0725	1.479820

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	66,929,054.44	12.71%	8	5.0322	NAP	Defeased	15	66,929,054.44	12.71%	8	5.0322	NAP
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	39,131,527.79	7.43%	8	4.6564	1.461038	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	11	195,331,702.97	37.09%	7	4.8647	1.208326	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	14	103,054,118.53	19.57%	(25)	5.1945	1.713944	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	13	84,443,921.25	16.04%	9	5.3327	1.443350	49 months or greater	45	459,690,408.58	87.29%	0	5.0784	1.489026
	5.501% to 5.750%	2	29,926,235.42	5.68%	9	5.5758	2.718417	Totals	60	526,619,463.02	100.00%	1	5.0725	1.479820
	5.751% to 6.000%	1	2,890,066.58	0.55%	7	5.8620	1.301100
	6.001% to 6.500%	0	0.00	0.00%	0	0.0000	0.000000
	6.501% or greater	1	4,912,836.04	0.93%	9	6.6400	1.561300
	Totals	60	526,619,463.02	100.00%	1	5.0725	1.479820
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	66,929,054.44	12.71%	8	5.0322	NAP	Defeased	15	66,929,054.44	12.71%	8	5.0322	NAP
	60 months or less	45	459,690,408.58	87.29%	0	5.0784	1.489026	Interest Only	2	62,400,000.00	11.85%	7	4.8948	1.296723
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	30,945,408.15	5.88%	8	4.9614	1.269716
	Totals	60	526,619,463.02	100.00%	1	5.0725	1.479820	241 months to 300 months	36	366,345,000.43	69.57%	(1)	5.1196	1.540306
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	526,619,463.02	100.00%	1	5.0725	1.479820
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	66,929,054.44	12.71%	8	5.0322	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	41	367,201,596.75	69.73%	8	5.0391	1.448908
	13 to 24 months	1	10,285,465.16	1.95%	7	5.2500	1.763700
	25 months or greater	3	82,203,346.67	15.61%	(33)	5.2326	1.633865
	Totals	60	526,619,463.02	100.00%	1	5.0725	1.479820
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305950001	Various Various		Various	Actual/360	5.213%	257,727.62	0.00	0.00	N/A	05/05/21	--	59,327,286.38	59,327,286.38	04/05/25
2	305950002	Various Rockville		MD	Actual/360	4.874%	238,622.92	0.00	0.00	N/A	02/05/26	--	58,750,000.00	58,750,000.00	07/05/25
3	600931870	LO	Philadelphia	PA	Actual/360	4.790%	149,150.70	86,676.78	0.00	N/A	01/11/26	--	37,365,520.70	37,278,843.92	07/11/25
4	300571517	RT	Shelby Township	MI	Actual/360	4.970%	111,916.81	48,580.08	0.00	N/A	04/06/26	--	27,022,167.15	26,973,587.07	07/06/25
5	305720011	LO	Monterey	CA	Actual/360	5.550%	120,805.49	50,473.52	0.00	N/A	04/05/26	--	26,120,104.93	26,069,631.41	07/05/25
7	310931984	MU	Oakhurst	CA	Actual/360	4.710%	62,862.44	94,927.63	0.00	N/A	02/11/26	--	16,015,908.27	15,920,980.64	07/11/25
8	301741136	LO	New York	NY	Actual/360	5.300%	90,085.40	43,187.72	0.00	N/A	05/06/26	--	20,396,693.55	20,353,505.83	11/06/22
11	300571514	RT	Tucson	AZ	Actual/360	4.810%	65,545.43	26,376.82	0.00	N/A	04/06/26	--	16,352,290.73	16,325,913.91	07/06/25
12	310931286	MU	Manchester	CT	Actual/360	4.970%	57,133.94	31,139.35	0.00	N/A	02/11/26	11/11/25	13,794,914.43	13,763,775.08	07/11/25
13	305950013	Various Various		Various	Actual/360	5.260%	67,424.52	23,072.64	0.00	N/A	04/05/26	--	15,382,019.26	15,358,946.62	05/05/25
14	310932870	RT	Tempe	AZ	Actual/360	4.560%	57,359.29	22,368.30	0.00	N/A	04/11/26	--	15,094,550.13	15,072,181.83	07/11/25
15	300571523	RT	Perrysburg	OH	Actual/360	5.450%	57,366.47	26,202.60	0.00	N/A	05/06/26	--	12,631,149.60	12,604,947.00	07/06/25
16	310933343	MH	Pacific Palisades	CA	Actual/360	4.830%	45,429.80	22,486.15	0.00	N/A	02/11/26	--	11,286,907.24	11,264,421.09	01/11/25
17	310932181	RT	Sonora	CA	Actual/360	4.810%	44,519.45	22,189.84	0.00	N/A	02/11/26	--	11,106,722.33	11,084,532.49	07/11/25
18	310933486	RT	Lynchburg	VA	Actual/360	4.830%	43,750.18	19,953.93	0.00	N/A	04/11/26	--	10,869,610.78	10,849,656.85	07/11/25
19	301741133	MF	Cape Coral	FL	Actual/360	5.250%	45,072.30	16,774.51	0.00	N/A	02/06/26	--	10,302,239.67	10,285,465.16	07/06/25
20	301741119	MF	Missouri City	TX	Actual/360	4.910%	40,567.39	18,410.76	0.00	N/A	12/06/25	--	9,914,636.22	9,896,225.46	07/06/25
21	305950021	SS	The Colony	TX	Actual/360	5.252%	36,733.32	18,112.81	0.00	N/A	03/07/26	--	8,392,989.81	8,374,877.00	07/07/25
22	410923405	SS	Santa Rosa	CA	Actual/360	4.730%	32,154.05	19,109.54	0.00	N/A	01/01/26	--	8,157,474.86	8,138,365.32	07/01/25
23	301741132	RT	Philadelphia	PA	Actual/360	5.255%	37,137.36	14,798.90	0.00	N/A	02/06/26	--	8,480,462.42	8,465,663.52	07/06/25
25	310933331	LO	Lakewood	CO	Actual/360	5.000%	31,460.75	16,853.20	0.00	N/A	03/11/26	--	7,550,579.41	7,533,726.21	07/11/25
26	310931601	SS	Los Gatos	CA	Actual/360	5.110%	32,758.46	14,531.64	0.00	N/A	04/11/26	01/11/26	7,692,789.76	7,678,258.12	07/11/25
27	310933437	IN	Vista	CA	Actual/360	5.100%	26,437.45	11,026.08	0.00	N/A	03/11/26	12/11/25	6,220,576.84	6,209,550.76	07/11/25
28	301741134	RT	Homestead	FL	Actual/360	5.095%	25,834.90	10,793.47	0.00	N/A	03/06/26	--	6,084,765.41	6,073,971.94	07/06/25
29	300571522	RT	Sterling Heights	MI	Actual/360	5.450%	25,194.74	11,507.89	0.00	N/A	05/06/26	--	5,547,464.68	5,535,956.79	07/06/25
30	610933726	RT	Apache Junction	AZ	Actual/360	5.150%	24,436.67	9,962.98	0.00	N/A	04/11/26	10/11/25	5,693,981.14	5,684,018.16	07/11/25
31	305950031	SS	Ocala	FL	Actual/360	4.750%	19,862.59	11,436.25	0.00	N/A	05/05/26	--	5,017,917.39	5,006,481.14	07/05/25
32	305950032	IN	Anchorage	AK	Actual/360	5.095%	19,844.72	15,563.58	0.00	N/A	05/05/26	--	4,673,927.06	4,658,363.48	07/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	305950033	LO	Islamorada	FL	Actual/360	6.640%	27,232.39	8,680.58	0.00	N/A	04/05/26	--	4,921,516.62	4,912,836.04	07/05/25
35	310931611	IN	Campbell	CA	Actual/360	5.010%	17,227.59	13,962.12	0.00	N/A	01/11/26	--	4,126,367.69	4,112,405.57	07/11/25
36	300571506	RT	Various	VA	Actual/360	5.490%	21,396.48	7,812.35	0.00	N/A	03/06/26	--	4,676,826.57	4,669,014.22	07/06/25
38	300571504	SS	Columbia	SC	Actual/360	5.150%	18,705.46	7,667.61	0.00	N/A	03/06/26	12/06/25	4,358,552.68	4,350,885.07	07/06/25
40	410932113	SS	Victorville	CA	Actual/360	4.560%	14,838.03	8,123.52	0.00	N/A	01/11/26	10/11/25	3,904,745.48	3,896,621.96	07/11/25
41	300571512	RT	Shelby Township	MI	Actual/360	5.750%	18,516.67	7,744.11	0.00	N/A	04/06/26	--	3,864,348.12	3,856,604.01	07/06/25
42	410933094	RT	Las Vegas	NV	Actual/360	5.330%	16,269.77	7,822.22	0.00	N/A	03/11/26	12/11/25	3,662,987.68	3,655,165.46	07/11/25
43	300571507	RT	Kinston	NC	Actual/360	5.360%	15,542.02	5,897.03	0.00	N/A	04/06/26	01/06/26	3,479,557.63	3,473,660.60	07/06/25
44	410933020	RT	San Antonio	TX	Actual/360	5.250%	14,671.86	6,206.96	0.00	N/A	04/11/26	--	3,353,568.41	3,347,361.45	07/11/25
46	300571511	RT	Liberty Township	OH	Actual/360	5.230%	15,907.92	0.00	0.00	N/A	04/06/26	--	3,650,000.00	3,650,000.00	07/06/25
47	301741130	RT	Killeen	TX	Actual/360	5.862%	14,153.27	7,225.62	0.00	N/A	02/06/26	--	2,897,292.20	2,890,066.58	07/06/25
48	305950048	RT	Waterville	ME	Actual/360	4.900%	11,687.64	6,436.68	0.00	N/A	04/05/26	--	2,862,278.99	2,855,842.31	07/05/25
49	410932916	RT	Evans	GA	Actual/360	4.900%	10,321.57	8,778.12	0.00	N/A	02/11/26	--	2,527,731.78	2,518,953.66	07/11/25
50	410931741	RT	Pearland	TX	Actual/360	5.250%	11,940.05	5,051.26	0.00	N/A	04/11/26	--	2,729,153.39	2,724,102.13	07/11/25
51	410933056	SS	Sun Valley	CA	Actual/360	5.150%	10,849.70	5,531.09	0.00	N/A	03/11/26	--	2,528,085.55	2,522,554.46	07/11/25
52	310933861	SS	Los Gatos	CA	Actual/360	5.160%	11,038.51	4,814.12	0.00	N/A	04/11/26	01/11/26	2,567,096.50	2,562,282.38	07/11/25
53	410931826	RT	Novi	MI	Actual/360	5.150%	9,512.72	7,398.11	0.00	N/A	04/11/26	--	2,216,556.71	2,209,158.60	07/11/25
54	410932686	RT	Clarksville	TN	Actual/360	5.100%	9,915.59	4,744.05	0.00	N/A	04/11/26	01/11/26	2,333,079.62	2,328,335.57	07/11/25
55	410930333	RT	Cornelia	GA	Actual/360	5.150%	9,764.73	4,977.98	0.00	N/A	03/11/26	--	2,275,277.11	2,270,299.13	07/11/25
56	600933382	RT	Sugar Land	TX	Actual/360	5.450%	10,937.76	4,025.62	0.00	N/A	04/11/26	--	2,408,314.07	2,404,288.45	06/11/25
57	300571516	SS	Abilene	TX	Actual/360	4.980%	7,382.22	6,036.56	0.00	N/A	04/06/26	01/06/26	1,778,847.15	1,772,810.59	07/06/25
58	610932783	RT	Rockport	TX	Actual/360	5.060%	7,468.84	6,057.26	0.00	N/A	02/11/26	--	1,771,267.35	1,765,210.09	07/11/25
59	416000229	MF	Harrison Township	MI	Actual/360	5.350%	8,313.72	3,971.38	0.00	N/A	03/01/26	--	1,864,760.33	1,860,788.95	07/01/25
60	300571513	RT	Akron	OH	Actual/360	4.630%	5,436.73	3,283.01	0.00	N/A	04/06/26	01/06/26	1,409,086.56	1,405,803.55	07/06/25
61	416000230	MF	Columbus	OH	Actual/360	5.350%	6,386.45	3,050.74	0.00	N/A	03/01/26	--	1,432,474.95	1,429,424.21	07/01/25
62	410932672	OF	Parker	CO	Actual/360	5.050%	6,310.75	2,327.35	0.00	N/A	04/11/26	--	1,499,583.38	1,497,256.03	07/11/25
63	410932310	RT	Houston	TX	Actual/360	5.090%	5,973.65	2,703.72	0.00	N/A	02/11/26	--	1,408,325.22	1,405,621.50	07/11/25
64	410933251	SS	Houston	TX	Actual/360	5.080%	5,588.03	2,537.79	0.00	N/A	02/11/26	--	1,320,005.97	1,317,468.18	07/11/25

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
65	600933250	RT	Florence	AL	Actual/360	5.260%	5,532.65	2,721.00	0.00	N/A	03/11/26	--	1,262,200.76	1,259,479.76	07/11/25
66	410932561	SS	Riverbank	CA	Actual/360	5.360%	5,122.28	2,424.71	0.00	N/A	04/01/26	--	1,146,778.51	1,144,353.80	07/01/25
67	300571515	SS	Trotwood	OH	Actual/360	4.980%	4,284.89	3,503.84	0.00	N/A	04/06/26	01/06/26	1,032,504.27	1,029,000.43	07/06/25
68	410932055	SS	Laredo	TX	Actual/360	5.310%	4,362.77	3,262.56	0.00	N/A	03/11/26	--	985,937.66	982,675.10	07/11/25
Totals							2,229,787.87	881,296.04	0.00				527,500,759.06	526,619,463.02
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,234,016.00	6,163,765.00	01/01/18	09/30/18	07/11/25	17,654,852.26	228,372.58	257,015.69	781,023.94	0.00	0.00
2	3,737,118.27	950,488.91	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,123,258.00	438,186.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,714,441.00	793,101.75	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	14,804,328.17	14,708,504.97	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,395,436.05	1,264,075.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,440,819.00	2,507,618.00	04/01/19	03/31/20	--	0.00	48,535.69	133,028.36	4,261,899.86	0.00	0.00
11	1,198,741.00	194,266.04	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	707,840.60	242,117.54	01/01/25	03/31/25	--	0.00	0.00	90,312.58	180,863.91	0.00	0.00
14	1,704,943.09	1,018,101.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,014,029.90	350,793.70	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,320,361.04	0.00	--	--	--	0.00	0.00	67,780.51	407,210.59	9,305.16	0.00
17	1,493,414.64	376,784.33	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,396,062.86	332,790.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,631,624.95	678,903.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,604,863.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	849,590.21	183,998.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,329,929.96	332,586.60	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	852,395.28	376,488.23	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,045,821.79	893,212.81	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	799,548.00	324,241.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	396,508.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	6,452.51	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	597,357.89	127,836.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	718,382.71	745,958.62	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	596,528.09	178,718.96	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	687,200.31	171,937.47	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	272,990.88	71,287.47	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	382,200.00	95,550.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	337,959.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	334,194.14	66,159.73	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	329,683.75	105,982.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	287,030.37	47,418.19	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	387,294.19	340,202.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	158,603.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	261,524.68	57,379.52	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	208,600.00	48,247.00	01/01/25	03/31/25	--	0.00	0.00	14,797.81	14,797.81	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	108,114.74	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	403,264.85	118,662.18	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	330,310.05	86,710.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	248,265.39	77,538.83	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	143,022.04	46,145.28	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	341,549.89	97,693.38	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
65	163,543.00	36,774.84	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
66	401,239.85	108,811.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	239,568.75	124,170.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	63,466,801.99	35,149,927.47				17,654,852.26	283,360.78	562,934.95	5,645,796.11	9,305.16	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	1	15,358,946.62	0	0.00	2	31,617,926.92	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072536%	5.007643%	1
06/17/25	1	15,382,019.26	0	0.00	2	31,683,600.79	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072496%	5.007643%	2
05/16/25	0	0.00	0	0.00	2	31,744,488.06	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072453%	5.007637%	3
04/17/25	1	15,425,631.99	1	11,330,104.48	1	20,479,517.78	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072414%	5.012990%	4
03/17/25	2	26,796,977.12	0	0.00	1	20,519,143.81	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072371%	5.012985%	5
02/18/25	1	15,473,360.52	0	0.00	1	20,567,632.58	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072338%	5.012998%	6
01/17/25	0	0.00	0	0.00	1	20,606,858.29	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072296%	5.012993%	8
12/17/24	0	0.00	0	0.00	1	20,645,905.79	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072254%	5.012988%	9
11/18/24	0	0.00	0	0.00	1	20,687,807.76	0	0.00	1	59,327,286.38	0	0.00	1	5,447,792.64	0	0.00	5.072216%	5.012989%	10
10/18/24	0	0.00	0	0.00	1	20,726,487.49	0	0.00	2	64,775,079.02	0	0.00	0	0.00	1	1,227,982.47	5.073596%	5.012295%	10
09/17/24	0	0.00	0	0.00	2	24,136,379.69	0	0.00	2	68,143,423.59	0	0.00	0	0.00	0	0.00	5.077497%	5.014956%	11
08/16/24	0	0.00	0	0.00	2	24,179,607.09	0	0.00	2	68,148,335.74	0	0.00	0	0.00	0	0.00	5.077454%	5.014952%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	305950001	04/05/25	2	5	257,015.69	781,023.94	532,399.05	59,488,290.52	06/07/19	7			01/27/23
8	301741136	11/06/22	31	6	133,028.36	4,261,899.86	702,959.51	21,607,863.16	12/16/20	2
13	305950013	05/05/25	1	1	90,312.58	180,863.91	0.00	15,402,750.52
16	310933343	01/11/25	5	6	67,780.51	407,210.59	9,530.16	11,396,506.65	04/30/25	13
56	600933382	06/11/25	0	A	14,797.81	14,797.81	0.00	2,408,314.07
Totals					562,934.95	5,645,796.11	1,244,888.72	110,303,724.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		59,327,286	0	0		59,327,286
0 - 6 Months		117,236,008	117,236,008	0		0
7 - 12 Months		350,056,169	303,079,295	46,976,874		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	526,619,463	420,315,303	15,358,947	0	31,617,927	59,327,286
Jun-25	527,500,759	421,107,853	15,382,019	0	31,683,601	59,327,286
May-25	528,321,240	437,249,465	0	0	31,744,488	59,327,286
Apr-25	529,195,409	422,632,868	15,425,632	11,330,104	20,479,518	59,327,286
Mar-25	530,008,556	423,365,149	26,796,977	0	20,519,144	59,327,286
Feb-25	530,990,651	435,622,371	15,473,361	0	20,567,633	59,327,286
Jan-25	531,796,026	451,861,881	0	0	20,606,858	59,327,286
Dec-24	532,597,917	452,624,725	0	0	20,645,906	59,327,286
Nov-24	533,454,172	453,439,078	0	0	20,687,808	59,327,286
Oct-24	539,696,682	454,195,116	0	0	20,726,487	64,775,079
Sep-24	543,914,368	455,002,910	0	0	20,768,035	68,143,424
Aug-24	544,706,885	455,752,199	0	0	20,806,350	68,148,336
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	305950001	59,327,286.38	59,488,290.52	56,150,000.00	03/13/25	5,846,976.00	1.67980	09/30/18	05/05/21	249
8	301741136	20,353,505.83	21,607,863.16	36,800,000.00	12/14/22	2,269,681.00	1.41910	03/31/20	05/06/26	249
16	310933343	11,264,421.09	11,396,506.65	18,600,000.00	07/31/15	1,304,115.04	1.60010	12/31/24	02/11/26	249
Totals		90,945,213.30	92,492,660.33	111,550,000.00		9,420,772.04

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	305950001	Various	Various	06/07/19	7

Loan orig. secured by 13 props, 1 released, 12 became REO in 2/23. 5 sold as REO: Hajjar Warehouse- Hackensack (10/23) for $3.1MM; Hajjar MOB Carlstadt (3/24) for $5.2MM, Hajjar Business Holdings- Fair Lawn (4/24) for $1.26MM, Hajjar

MOB Hackensack for $1 .25MM (7/24), and Hajjar HMOB - New Brunswick for $7.95MM (10/24). Colliers is the PM/Leasing agent for all but Mt. Kisco. HMOB - Mt. Kisco: one 2-story & one 3-story bldg w/72K sf in Mt Kisco, NY, Built in 1980 &

renov. 2002-3. Newmark new leasing agent. Miramar Med. Bldg: 16K sf 3 office condo. Incl the bldgs. 1st - 3rd flrs 3.5 mi. from Mem'l Hosp. Miramar. Built in 2007, 100% occupied. No DM. Leasing: Renewed largest tenant, Tenet Healthcare,

LXP 7/23, for 10 years. Did not trade in October 2024 aucti on- taking off market to further stabilize. Hajjar MOB - Fair Lawn: 3-story bldg w/15K sf built in 2009. Hajjar MOB - Jersey City: 3-story, Class A MOB w/32K sf built in 2011. Hajjar MOB -

Glen Rock: 2-story MOB w/49K sf built in1970 in Glen Rock, Listedw ith JLL for trad. sale. NJ. Hajjar MOB - Oradell: 1-story bldg w/29K sf built in 1979 in Oradell, NJ. Hajjar MOB - Roseland: 3-story bldg w/42K sf, built in 1982. Didn't trade in

4/24 auction. New 7yr lease w/13K sf user. Elevator work needed. Holding app rox. $924K at properties or in suspense for leasing and capex.
8	301741136	LO	NY	12/16/20	2

The Property is a 57-room, 9-story, full-service boutique hotel built in 2011 located in the Nolita neighborhood of downtown Manhattan, NY. Amenities include a business center, ground floor restaurant and rooftop bar. The file transferred SS on

12/16/2020 due to payment default as a result of COVID-19. Counsel has been engaged to begin enforcement actions. Receivership order was granted by the courts and GF has taken control of the Property. Foreclosure was initiated and

Lender will dual trackforeclosure with workout discussions, but at this time, there is no Borrower proposal for Lender to consider. The foreclosure will be scheduled in the 3Q25.

16	310933343	MH	CA	04/30/25	13

The loan transferred to the Special Servicer on 5/1/25 for delinquent payments, due for the 2/11/25 payment at the time of transfer. The collateral is a mobile home park in Pacific Palisades, CA. The property was impacted by the Palisades fire, and declar ed a total loss.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	305950001	0.00	5.21300%	0.00	5.21300%	8	06/20/22	06/22/22	--
3	600931870	41,768,944.00	4.79000%	41,768,944.00	4.79000%	8	08/07/20	08/07/20	02/11/21
5	305720011	0.00	5.55000%	0.00	5.55000%	2	06/30/21	05/05/21	--
8	301741136	22,596,083.29	5.30000%	22,562,609.54	5.30000%	10	04/01/20	04/01/20	07/13/20
25	310933331	6,749,391.64	5.00000%	6,749,391.64	5.00000%	10	07/31/20	08/11/20	09/11/20
33	305950033	5,228,943.58	6.64000%	5,228,943.58	6.64000%	10	07/20/20	05/20/20	08/11/20
Totals		76,343,362.51		76,309,888.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	301741112	04/18/22	27,001,594.82	22,250,000.00	28,642,201.43	708,118.27	26,739,841.11	26,031,722.84	969,871.98	0.00	69,469.07	900,402.91	3.21%
9	300571505	08/17/21	21,323,736.95	39,970,000.00	22,138,194.64	512,490.27	22,138,194.64	21,625,704.37	87,058.73	0.00	0.00	87,058.73	0.38%
10	416000228	10/17/22	19,426,091.21	26,500,000.00	26,839,516.33	7,415,424.26	26,839,516.33	19,424,092.07	1,999.14	0.00	60,694.97	(58,695.83)	0.28%
24	301741135	06/17/24	6,930,896.94	9,750,000.00	9,890,566.85	3,854,360.18	9,438,755.28	5,584,395.10	1,346,501.84	23,607.47	114,333.33	1,232,168.51	13.54%
37	416000231	07/17/20	4,572,897.76	4,300,000.00	2,493,020.10	2,455,010.09	2,493,020.10	38,010.01	4,534,887.75	0.00	42,780.62	4,492,107.13	92.62%
45	300571519	10/18/24	3,368,344.57	3,000,000.00	2,888,100.20	1,480,210.26	2,713,663.29	1,233,453.03	2,134,891.54	0.00	22,219.84	2,112,671.70	57.09%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			82,623,562.25	105,770,000.00	92,891,599.55	16,425,613.33	90,362,990.75	73,937,377.42	9,075,210.98	23,607.47	309,497.83	8,765,713.15

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/25	0.00	(24,208.44)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(24,140.52)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(24,080.32)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(24,006.83)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(23,946.96)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(23,887.25)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(23,904.07)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(24,071.11)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(24,024.86)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(18,641.03)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(18,594.54)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(18,547.77)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(18,501.52)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(15,097.52)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(15,059.87)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(15,022.31)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(14,984.85)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(14,947.48)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(14,910.21)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(14,873.02)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(14,835.93)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(14,798.94)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(14,762.03)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(14,725.22)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(14,688.50)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(14,645.55)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(14,606.68)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(14,758.38)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(14,721.58)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(14,684.87)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/18/23	0.00	(14,641.68)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(14,605.16)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(14,547.21)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(14,505.94)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(14,463.67)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(14,689.57)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(14,652.94)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(14,616.40)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(14,483.54)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(12,028.79)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(11,998.79)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(11,968.87)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(11,939.02)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(11,909.25)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(11,879.55)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(11,849.93)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(11,820.37)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(11,573.79)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(11,544.93)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(11,516.14)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(11,487.42)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(11,458.77)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(11,430.20)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(11,510.81)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(11,482.10)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(11,453.47)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(11,424.91)	0.00	0.00	0.00	0.00	0.00	0.00
		10/19/20	0.00	(11,396.41)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/20	0.00	(11,367.99)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/20	0.00	(11,337.22)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	301741112	11/18/24	0.00	0.00	900,402.91	0.00	0.00	(5,524.48)	0.00	0.00	900,402.91
		09/16/22	0.00	0.00	905,927.39	0.00	0.00	2,445.70	0.00	0.00
		08/17/22	0.00	0.00	903,481.69	0.00	0.00	(105,049.48)	0.00	0.00
		05/17/22	0.00	0.00	1,008,531.17	0.00	0.00	38,659.19	0.00	0.00
		04/18/22	0.00	0.00	969,871.98	0.00	0.00	969,871.98	0.00	0.00
9	300571505	08/17/21	0.00	0.00	87,058.73	0.00	0.00	87,058.73	0.00	0.00	87,058.73
10	416000228	06/16/23	0.00	0.00	(58,695.83)	0.00	0.00	2,535.51	0.00	0.00	(58,695.83)
		05/17/23	0.00	0.00	(61,231.34)	0.00	0.00	937.50	0.00	0.00
		04/17/23	0.00	0.00	(62,168.84)	0.00	0.00	(75,437.98)	0.00	0.00
		01/18/23	0.00	0.00	13,269.14	0.00	0.00	2,635.00	0.00	0.00
		11/18/22	0.00	0.00	10,634.14	0.00	0.00	8,635.00	0.00	0.00
		10/17/22	0.00	0.00	1,999.14	0.00	0.00	1,999.14	0.00	0.00
24	301741135	07/17/25	0.00	0.00	1,232,168.51	0.00	0.00	(23,607.47)	0.00	0.00	1,232,168.51
		12/17/24	0.00	0.00	1,255,775.98	0.00	0.00	(90,886.86)	0.00	0.00
		08/16/24	0.00	0.00	1,346,662.84	0.00	0.00	161.00	0.00	0.00
		06/17/24	0.00	0.00	1,346,501.84	0.00	0.00	1,346,501.84	0.00	0.00
37	416000231	02/18/21	0.00	0.00	4,492,107.13	0.00	0.00	(43,753.62)	0.00	0.00	4,492,107.13
		08/17/20	0.00	0.00	4,535,860.75	0.00	0.00	973.00	0.00	0.00
		07/17/20	0.00	0.00	4,534,887.75	0.00	0.00	4,534,887.75	0.00	0.00
45	300571519	06/17/25	0.00	0.00	2,112,671.70	0.00	0.00	3,024.89	0.00	0.00	2,112,671.70
		04/17/25	0.00	0.00	2,109,646.81	0.00	0.00	5,390.00	0.00	0.00
		01/17/25	0.00	0.00	2,104,256.81	0.00	0.00	(30,634.73)	0.00	0.00
		10/18/24	0.00	0.00	2,134,891.54	0.00	0.00	2,134,891.54	0.00	0.00
Current Period Totals			0.00	(24,208.44)	0.00	0.00	0.00	(23,607.47)	0.00	0.00	(23,607.47)
Cumulative Totals			0.00	(918,263.00)	8,765,713.15	0.00	0.00	8,765,713.15	0.00	0.00	8,765,713.15

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	12,359.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,249.31	0.00	0.00	0.00	0.00	0.00	237,090.93	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	344.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,109.16	0.00	344.00	0.00	0.00	0.00	237,090.93	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		257,544.09

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31